Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 207	$ 233
Recorded Investment, Total	486	484
Unpaid Principal Balance, Total	484	483
Average recorded investment, Total	496	489
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	67	24
With no related allowance recorded, Unpaid Principal Balance	66	24
Related Allowance, Total	18	13
With no related allowance recorded, Average recorded investment	63	22
With an allowance recorded, Recorded Investment	50	33
With an allowance recorded, Unpaid Principal Balance	49	32
With an allowance recorded, Average recorded investment	48	34
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	82	91
With no related allowance recorded, Unpaid Principal Balance	82	91
Related Allowance, Total	182	212
With no related allowance recorded, Average recorded investment	81	95
With an allowance recorded, Recorded Investment	272	311
With an allowance recorded, Unpaid Principal Balance	272	311
With an allowance recorded, Average recorded investment	286	312
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	7	8
With an allowance recorded, Recorded Investment	15	25
With an allowance recorded, Unpaid Principal Balance	15	25
With an allowance recorded, Average recorded investment	18	26
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	122	115
Recorded Investment, Total	869	758
Unpaid Principal Balance, Total	865	753
Average recorded investment, Total	827	864
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	25	12
With no related allowance recorded, Unpaid Principal Balance	25	12
Related Allowance, Total	3	3
With no related allowance recorded, Average recorded investment	25	21
With an allowance recorded, Recorded Investment	23	60
With an allowance recorded, Unpaid Principal Balance	23	60
With an allowance recorded, Average recorded investment	24	63
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	41	35
With no related allowance recorded, Unpaid Principal Balance	41	35
Related Allowance, Total	105	98
With no related allowance recorded, Average recorded investment	37	39
With an allowance recorded, Recorded Investment	739	608
With an allowance recorded, Unpaid Principal Balance	739	608
With an allowance recorded, Average recorded investment	707	708
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	6	8
With an allowance recorded, Recorded Investment	22	25
With an allowance recorded, Unpaid Principal Balance	18	20
With an allowance recorded, Average recorded investment	20	20
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	8	6
With an allowance recorded, Recorded Investment	19	18
With an allowance recorded, Unpaid Principal Balance	19	18
With an allowance recorded, Average recorded investment	$ 14	$ 13